UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 10/31

Date of reporting period: 7/1/15-6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06671
Reporting Period: 07/01/2015 - 06/30/2016
Deutsche Global High Income Fund, Inc.

================ A      Deutsche Global High Income Fund, Inc. =================

ASTALDI SPA

Ticker:       AST            Security ID:  ADPV32248
Meeting Date: APR 20, 2016   Meeting Type: Annual/Special
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
2     Approve Allocation of Income            For       Did Not Vote Management
3     Fix Number of Directors                 For       Did Not Vote Management
4     Fix Board Terms for Directors           For       Did Not Vote Management
5     Elect Directors (Bundled)               None      Did Not Vote Shareholder
6     Approve Remuneration of Directors       For       Did Not Vote Management
7     Authorize Share Repurchase Program and  For       Did Not Vote Management
      Reissuance of Repurchased Shares
8     Approve Restricted Stock Plan           For       Did Not Vote Management
9     Approve Remuneration Report             For       Did Not Vote Management
1     Amend Corporate Purpose                 For       Did Not Vote Management
2     Amend Article Re: 20 (Board Meetings)   For       Did Not Vote Management
3     Approve New Article 22-ter              For       Did Not Vote Management
      (Board-Related)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche Global High Income Fund, Inc.

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/16